Nationwide Life Insurance Company: • Nationwide Variable Account - II

Prospectus supplement dated June 2, 2011 to
BOA IV prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

The fourth paragraph of footnote 1 of the Contract Owner Transaction Expenses Table is amended as follows:

For contracts issued prior to December 15, 1988 the CDSC is 5% (as a percentage of the lesser of purchase payments or amounts surrendered).